Reserves - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2019 CAD ($) shares Option $ / shares	Mar. 31, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares Option $ / shares	Mar. 31, 2018 CAD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CAD ($) shares Option $ / shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares					Each warrant entitles the holder the right to purchase one of the Company's common shares.	Each warrant entitles the holder the right to purchase one of the Company's common shares.
Share purchase options outstanding	3,407,815	3,705,130	3,887,850	3,948,590		3,407,815		3,887,850	3,883,350	4,232,260
Options outstanding weighted average exercise price	$ 26.52	$ 26.58	$ 25.58	$ 25.50		$ 26.52		$ 25.58	$ 25.71	$ 26.71
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option					Ten years	Ten years
Vesting period					Two years	Two years
Trailing period for expected volatility					30 months	30 months
Description of share option grants					The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.	The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Share purchase options outstanding | Option	3,407,815		3,887,850			3,407,815		3,887,850
Options outstanding weighted average exercise price	$ 26.52		$ 25.58			$ 26.52		$ 25.58
Weighted average share price at the time of exercise	$ 27.42		$ 28.10			$ 31.79
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued					Five years	Five years
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					Two years	Two years
Fair value of RSUs issued during the year					$ 3		$ 3
Number of RSU issued | shares	1,400	131,210	790	160,270	132,610	132,610	161,060
Weighted average fair value per RSU granted | $ / shares	$ 29.68		$ 27.96			$ 32.89		$ 26.25
RSUs outstanding at reporting date | shares	370,718		403,951			370,718		403,951